Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
C000231758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes Short Duration Corporate ETF at NAV
Without Sales Load [Member] | C000231758
Average Annual Return [Line Items]
Average Annual Return, Percent	7.65%	1.96%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	8.02%	(1.25%)
FEDERATED INDEX: Bloomberg US Corporate Bond 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond 1-5 Year Index
Average Annual Return, Percent	7.79%	2.32%